RELATED PARTY TRANSACTIONS (Details) - EBP 055 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments at fair value	$ 2,939,566	$ 2,299,530
Dividend income recorded	5,100
Net depreciation in fair value of shares bought and sold, as well as held during the year	48,300
Delinquent deposits of employee deferrals and loan repayments	$ 17,000	$ 8,000
AECOM common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan investments held (in shares)	4,686,516	4,900,000
Total investments at fair value	$ 446,500	$ 521,700
Investments acquired during the period	59,800
AECOM common stock issued by the Company to the Plan	26,000
Investments sold during the period	91,700
In-kind distributions	$ 20,400